Average Annual Total Returns (Invesco V.I. International Growth Fund)	12 Months Ended
May 02, 2011
MSCI EAFE Index
Average Annual Total Returns
Label	MSCI EAFE® Index
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
MSCI EAFE Growth Index
Average Annual Total Returns
Label	MSCI EAFE® Growth Index
1 Year	12.25%
5 Years	3.46%
10 Years	2.69%
Lipper VUF International Growth Funds Index
Average Annual Total Returns
Label	Lipper VUF International Growth Funds Index
1 Year	14.25%
5 Years	3.98%
10 Years	2.53%
Series I shares, Invesco V.I. International Growth Fund
Average Annual Total Returns
Label	Series I shares: Inception (05/05/93)
Inception Date	May 05, 1993
1 Year	12.86%
5 Years	6.01%
10 Years	5.00%